Other (Expense) Income - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Nonoperating Expense		$ (4,216)	$ (2,886)
Foreign exchange gain	$ 2,839	2,814	5,595
Other income (expense) (1)(2)(3)	1,719
Total	4,558	(1,402)	2,709
Other Income (Expense) [Line Items]
Other Nonoperating Expense		4,216	2,886
Other income (expense) (1)(2)(3)	1,719
Marketable Security, Unrealized Gain (Loss)	$ 1,400
Defined Benefit Plan, Plan Assets, Divestiture		3,600
Premium Paid in relation to Sale and Leaseback repurchase
Other Income and Expenses [Abstract]
Other Nonoperating Expense		(2,600)
Other Income (Expense) [Line Items]
Other Nonoperating Expense		2,600
Settlement of Legal claim
Other Income and Expenses [Abstract]
Other income (expense) (1)(2)(3)		1,700
Other Income (Expense) [Line Items]
Other income (expense) (1)(2)(3)		$ 1,700
Software write off
Other Income and Expenses [Abstract]
Other income (expense) (1)(2)(3)			1,800
Other Income (Expense) [Line Items]
Other income (expense) (1)(2)(3)			$ 1,800